                              [NATIONWIDE - LOGO]



                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO




APO-1882-T (6/98)

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account-4.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                           /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 17, 1998

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments at market value:

     Smith Barney SF - Intermediate High Grade Portfolio
       3,031 shares (cost $32,637) . . . . . . . . . . . . . . . . . . . . . .       $  32,033

     Smith Barney SF - Total Return Portfolio
       14,976 shares (cost $251,571) . . . . . . . . . . . . . . . . . . . . .         262,981

     Smith Barney TSF - Smith Barney Income and Growth Portfolio
       37,036 shares (cost $581,068) . . . . . . . . . . . . . . . . . . . . .         754,047

     Smith Barney TSF - Smith Barney International Equity Portfolio
       20,823 shares (cost $261,160) . . . . . . . . . . . . . . . . . . . . .         312,551

     Smith Barney TSF - Smith Barney Money Market Portfolio
       535,778 shares (cost $535,778). . . . . . . . . . . . . . . . . . . . .         535,778

     Smith Barney VAF - The Income and Growth Portfolio
       1,131,275 shares (cost $16,331,868) . . . . . . . . . . . . . . . . . .      15,611,593

     Smith Barney VAF - The Reserve Account Portfolio
       10,194 shares (cost $97,961). . . . . . . . . . . . . . . . . . . . . .          75,337

     Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
       95,452 shares (cost $1,201,309) . . . . . . . . . . . . . . . . . . . .         991,748
                                                                                  ------------

         Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .      18,576,068

   Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . .             882
                                                                                  ------------

         Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,576,950

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,122
                                                                                  ------------

CONTRACT OWNERS' EQUITY. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 18,568,828
                                                                                  ============


                                                                                               PERIOD
Contract owners' equity represented by:       UNITS            UNIT VALUE                      RETURN
                                            --------           ----------                      -------
   Contracts in accumulation phase:

     Smith Barney SF - Intermediate High
     Grade Portfolio:
       Non-tax qualified. . . . . . . . . .    2,791          $ 11.476424        $  32,031          3%

     Smith Barney SF - Total Return Portfolio:
       Tax qualified. . . . . . . . . . . .    3,615            15.034253           54,349          4%
       Non-tax qualified. . . . . . . . . .   13,877            15.034253          208,630          4%

     Smith Barney TSF - Smith Barney Income
     and Growth Portfolio:
       Tax qualified. . . . . . . . . . . .    5,405            15.541320           84,001         10%
       Non-tax qualified. . . . . . . . . .   43,116            15.541320          670,080         10%

     Smith Barney TSF - Smith Barney
     International Equity Portfolio:
       Tax qualified. . . . . . . . . . . .    7,511            13.697402          102,881         16%
       Non-tax qualified. . . . . . . . . .   15,307            13.697402          209,666         16%

     Smith Barney TSF - Smith Barney Money
     Market Portfolio:
       Non-tax qualified. . . . . . . . . .   48,516            11.061611          536,665          2%

     Smith Barney VAF - The Income and
     Growth Portfolio:
       Tax qualified. . . . . . . . . . . .   93,749            31.084624        2,914,152         11%
       Non-tax qualified. . . . . . . . . .  400,990            31.084624       12,464,623         11%

     Smith Barney VAF - The Reserve
     Account Portfolio:
       Tax qualified. . . . . . . . . . . .    1,140            13.741284           15,665         (1)%
       Non-tax qualified. . . . . . . . . .    4,342            13.741284           59,665         (1)%

     Smith Barney VAF - The U.S. Government/
     High Quality Securities Portfolio:
       Tax qualified. . . . . . . . . . . .   11,909            16.099279          191,726         (1)%
       Non-tax qualified. . . . . . . . . .   49,356            16.099279          794,596         (1)%
                                             =======            =========

   Reserves for annuity contracts in payout phase:
       Tax qualified. . . . . . . . . . . .                                        14,393
       Non-tax qualified. . . . . . . . . .                                       215,705
                                                                             ------------
                                                                             $ 18,568,828
                                                                             ============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT-4
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                                                INTERMEDIATE HIGH
                                                                    TOTAL                        GRADE PORTFOLIO
                                                       -----------------------------    ---------------------------------
                                                         1998               1997              1998               1997
                                                    -------------      -------------     -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    517,933             8,501             2,008              --
  Mortality, expense and administration
    charges (note 2) ............................         (124,866)         (154,074)             (402)             (701)
                                                      ------------      ------------      ------------      ------------
    Net investment activity .....................          393,067          (145,573)            1,606              (701)
                                                      ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........        3,759,460         7,586,018            88,308             3,433
  Cost of mutual fund shares sold ...............       (3,291,426)       (7,062,602)          (84,660)           (3,339)
                                                      ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........          468,034           523,416             3,648                94
  Change in unrealized gain (loss) on investments       (3,282,815)        2,531,188            (3,271)            2,953
                                                      ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............       (2,814,781)        3,054,604               377             3,047
                                                      ------------      ------------      ------------      ------------
  Reinvested capital gains ......................        4,181,528              --                --                --
                                                      ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        1,759,814         2,909,031             1,983             2,346
                                                      ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          271,398           121,065              --                --
  Transfers between funds .......................             --                --                --              54,466
  Redemptions ...................................       (3,423,562)       (6,703,559)          (87,790)           (2,857)
  Annuity benefits ..............................           (9,203)           (1,941)             --                --
  Annual contract maintenance charge (note 2) ...           (4,294)           (7,393)              (24)               (7)
  Contingent deferred sales charges (note 2) ....           (2,248)          (10,499)              (61)             --
  Adjustments to maintain reserves ..............           (7,878)              850              --                   5
                                                      ------------      ------------      ------------      ------------
      Net equity transactions ...................       (3,175,787)       (6,601,477)          (87,875)           51,607
                                                      ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (1,415,973)       (3,692,446)          (85,892)           53,953
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       19,984,801        25,777,299           117,924            65,905
                                                      ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 18,568,828        22,084,853            32,032           119,858
                                                      ============      ============      ============      ============



                                                                                              SMITH BARNEY INCOME &
                                                          TOTAL RETURN PORTFOLIO               GROWTH PORTFOLIO
                                                     ---------------------------       --------------------------------
                                                          1998             1997               1998               1997
                                                    -------------    -------------     -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          6,084              --               7,532              --
  Mortality, expense and administration
    charges (note 2) ............................         (1,687)           (1,478)           (4,702)           (3,772)
                                                    ------------      ------------      ------------      ------------
    Net investment activity .....................          4,397            (1,478)            2,830            (3,772)
                                                    ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........         26,069           121,241           133,141             6,015
  Cost of mutual fund shares sold ...............        (22,259)         (105,193)          (87,052)           (4,816)
                                                    ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........          3,810            16,048            46,089             1,199
  Change in unrealized gain (loss) on investments         (4,939)           (3,377)           (1,719)           90,471
                                                    ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............         (1,129)           12,671            44,370            91,670
                                                    ------------      ------------      ------------      ------------
  Reinvested capital gains ......................          7,312              --              18,832              --
                                                    ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         10,580            11,193            66,032            87,898
                                                    ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         16,242               123             4,816              --
  Transfers between funds .......................          4,320           202,115           109,815            63,652
  Redemptions ...................................        (24,437)         (120,028)         (128,405)           (2,308)
  Annuity benefits ..............................           --                --                --                --
  Annual contract maintenance charge (note 2) ...            (40)              (73)              (92)             --
  Contingent deferred sales charges (note 2) ....           --                --                --                --
  Adjustments to maintain reserves ..............            (19)               (3)               37                 5
                                                    ------------      ------------      ------------      ------------
      Net equity transactions ...................         (3,934)           82,134           (13,829)           61,349
                                                    ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          6,646            93,327            52,203           149,247
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        256,325           116,244           701,884           511,837
                                                    ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        262,971           209,571           754,087           661,084
                                                    ============      ============      ============      ============

                        NATIONWIDE VARIABLE ACCOUNT-4
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                               SMITH BARNEY                  SMITH BARNEY
                                                    INTERNATIONAL EQUITY PORTFOLIO    MONEY MARKET PORTFOLIO
                                                      ---------------------------    ---------------------------
                                                          1998             1997             1998             1997
                                                      -----------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      --               --             13,358            8,501
  Mortality, expense and administration
    charges (note 2) ............................          (2,092)          (2,824)          (3,490)          (2,278)
                                                      -----------      -----------      -----------      -----------
    Net investment activity .....................          (2,092)          (2,824)           9,868            6,223
                                                      -----------      -----------      -----------      -----------

  Proceeds from mutual fund shares sold .........         108,206          271,928           93,139          330,237
  Cost of mutual fund shares sold ...............         (83,716)        (224,431)         (93,139)        (330,237)
                                                      -----------      -----------      -----------      -----------
    Realized gain (loss) on investments .........          24,490           47,497             --               --
  Change in unrealized gain (loss) on investments          25,178          (10,808)            --               --
                                                      -----------      -----------      -----------      -----------
    Net gain (loss) on investments ..............          49,668           36,689             --               --
                                                      -----------      -----------      -----------      -----------
  Reinvested capital gains ......................            --               --               --               --
                                                      -----------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          47,576           33,865            9,868            6,223
                                                      -----------      -----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             248              124             --               --
  Transfers between funds .......................          26,844           82,341             --             65,593
  Redemptions ...................................        (106,164)        (269,390)         (89,551)        (169,608)
  Annuity benefits ..............................            --               --               --               --
  Annual contract maintenance charge (note 2) ...             (44)            (106)             (94)            (186)
  Contingent deferred sales charges (note 2) ....             (65)            (122)            --               (225)
  Adjustments to maintain reserves ..............               3               (4)              10               (4)
                                                      -----------      -----------      -----------      -----------
      Net equity transactions ...................         (79,178)        (187,157)         (89,635)        (104,430)
                                                      -----------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         (31,602)        (153,292)         (79,767)         (98,207)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         344,152          534,324          616,437          395,131
                                                      -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $   312,550          381,032          536,670          296,924
                                                      ===========      ===========      ===========      ===========



                                                             THE INCOME &                  THE RESERVE
                                                           GROWTH PORTFOLIO             ACCOUNT PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              1998           1997              1998              1997
                                                          -----------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             396,148             --              2,677             --
  Mortality, expense and administration
    charges (note 2) ............................            (103,017)        (125,457)            (578)          (1,573)
                                                          -----------      -----------      -----------      -----------
    Net investment activity .....................             293,131         (125,457)           2,099           (1,573)
                                                          -----------      -----------      -----------      -----------

  Proceeds from mutual fund shares sold .........           2,502,573        5,444,024           21,183          244,375
  Cost of mutual fund shares sold ...............          (2,058,018)      (4,894,514)         (35,207)        (284,440)
                                                          -----------      -----------      -----------      -----------
    Realized gain (loss) on investments .........             444,555          549,510          (14,024)         (40,065)
  Change in unrealized gain (loss) on investments          (3,156,361)       2,292,752           10,899           43,113
                                                          -----------      -----------      -----------      -----------
    Net gain (loss) on investments ..............          (2,711,806)       2,842,262           (3,125)           3,048
                                                          -----------      -----------      -----------      -----------
  Reinvested capital gains ......................           4,050,640             --               --               --
                                                          -----------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           1,631,965        2,716,805           (1,026)           1,475
                                                          -----------      -----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             249,844          113,226             --               --
  Transfers between funds .......................             (46,471)        (161,474)         (18,538)        (188,498)
  Redemptions ...................................          (2,445,012)      (5,131,212)          (2,024)         (54,185)
  Annuity benefits ..............................              (8,422)          (1,554)            --               --
  Annual contract maintenance charge (note 2) ...              (3,624)          (6,196)             (24)             (84)
  Contingent deferred sales charges (note 2) ....              (1,256)          (8,957)            --                (54)
  Adjustments to maintain reserves ..............              (7,914)           1,181                2               (2)
                                                          -----------      -----------      -----------      -----------
      Net equity transactions ...................          (2,262,855)      (5,194,986)         (20,584)        (242,823)
                                                          -----------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........            (630,890)      (2,478,181)         (21,610)        (241,348)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          16,234,330       20,842,756           96,946          434,541
                                                          -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........          15,603,440       18,364,575           75,336          193,193
                                                          ===========      ===========      ===========      ===========

                          NATIONWIDE VARIABLE ACCOUNT-4
                             STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                      THE U.S. GOVERNMENT/HIGH
                                                    QUALITY SECURITIES PORTFOLIO
                                                      ---------------------------
                                                            1998           1997
                                                      -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    90,126             --
  Mortality, expense and administration
    charges (note 2) ............................          (8,898)         (15,991)
                                                      -----------      -----------
    Net investment activity .....................          81,228          (15,991)
                                                      -----------      -----------

  Proceeds from mutual fund shares sold .........         786,841        1,164,765
  Cost of mutual fund shares sold ...............        (827,375)      (1,215,632)
                                                      -----------      -----------
    Realized gain (loss) on investments .........         (40,534)         (50,867)
  Change in unrealized gain (loss) on investments        (152,602)         116,084
                                                      -----------      -----------
    Net gain (loss) on investments ..............        (193,136)          65,217
                                                      -----------      -----------
  Reinvested capital gains ......................         104,744             --
                                                      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (7,164)          49,226
                                                      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             248            7,592
  Transfers between funds .......................         (75,970)        (118,195)
  Redemptions ...................................        (540,179)        (953,971)
  Annuity benefits ..............................            (781)            (387)
  Annual contract maintenance charge (note 2) ...            (352)            (741)
  Contingent deferred sales charges (note 2) ....            (866)          (1,141)
  Adjustments to maintain reserves ..............               3             (328)
                                                      -----------      -----------
      Net equity transactions ...................        (617,897)      (1,067,171)
                                                      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (625,061)      (1,017,945)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,616,803        2,876,561
                                                      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $   991,742        1,858,616
                                                      ===========      ===========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or the payout phase may invest in the following:

          Portfolios of the Smith Barney Series Fund (Smith Barney SF);
            Smith Barney SF - Intermediate High Grade Portfolio
            Smith Barney SF - Total Return Portfolio

          Portfolios of the Smith Barney/Travelers Series Fund Inc.
            (Smith Barney TSF);
            Smith Barney TSF - Smith Barney Income and Growth Portfolio Smith Barney TSF - Smith Barney International Equity Portfolio Smith Barney TSF - Smith Barney Money Market Portfolio

          Portfolios of the Smith Barney Variable Account Funds (Smith Barney
           VAF);
            Smith Barney VAF - The Income and Growth Portfolio
            Smith Barney VAF - The Reserve Account Portfolio
            Smith Barney VAF - The U.S. Government/High Quality Securities
             Portfolio

        At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

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                                              11

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


        Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company


                                    Bulk Rate
                                  U.S. Postage
                                      PAID
                                 Columbus, Ohio
                                 Permit No. 521